Distribution Date:	04/17/23	BBCMS Mortgage Trust 2022-C14
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2022-C14
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson		daniel.vinson@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Bond / Collateral Reconciliation - Cash Flows	6				trustadministrationgroup@wellsfargo.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master & Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President – Division Head	(913) 253-9000	noticeadmin@midlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	24		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07336AAA5	1.727000%	35,295,000.00	28,003,263.65	561,472.78	40,301.36	0.00	0.00	601,774.14	27,441,790.87	30.26%	30.00%
A-2	07336AAB3	2.938000%	99,000,000.00	99,000,000.00	0.00	242,385.00	0.00	0.00	242,385.00	99,000,000.00	30.26%	30.00%
A-3	07336AAC1	2.966000%	50,000,000.00	50,000,000.00	0.00	123,583.33	0.00	0.00	123,583.33	50,000,000.00	30.26%	30.00%
A-4	07336AAD9	2.692000%	160,000,000.00	160,000,000.00	0.00	358,933.33	0.00	0.00	358,933.33	160,000,000.00	30.26%	30.00%
A-5	07336AAE7	2.946000%	258,250,000.00	258,250,000.00	0.00	634,003.75	0.00	0.00	634,003.75	258,250,000.00	30.26%	30.00%
A-SB	07336AAF4	2.901000%	46,212,000.00	46,212,000.00	0.00	111,717.51	0.00	0.00	111,717.51	46,212,000.00	30.26%	30.00%
A-S	07336AAJ6	3.350000%	97,314,000.00	97,314,000.00	0.00	271,668.25	0.00	0.00	271,668.25	97,314,000.00	19.67%	19.50%
B	07336AAK3	3.147000%	41,706,000.00	41,706,000.00	0.00	109,373.98	0.00	0.00	109,373.98	41,706,000.00	15.13%	15.00%
C	07336AAL1	3.345000%	27,803,000.00	27,803,000.00	0.00	77,500.86	0.00	0.00	77,500.86	27,803,000.00	12.10%	12.00%
D	07336AAP2	2.000000%	12,512,000.00	12,512,000.00	0.00	20,853.33	0.00	0.00	20,853.33	12,512,000.00	10.74%	10.65%
E-RR	07336AAS6	3.671034%	21,085,000.00	21,085,000.00	0.00	64,503.13	0.00	0.00	64,503.13	21,085,000.00	8.45%	8.38%
F-RR	07336AAU1	3.671034%	17,377,000.00	17,377,000.00	0.00	53,159.63	0.00	0.00	53,159.63	17,377,000.00	6.56%	6.50%
G-RR	07336AAW7	3.671034%	10,427,000.00	10,427,000.00	0.00	31,898.23	0.00	0.00	31,898.23	10,427,000.00	5.42%	5.38%
H-RR	07336AAY3	3.671034%	9,268,000.00	9,268,000.00	0.00	28,352.62	0.00	0.00	28,352.62	9,268,000.00	4.41%	4.38%
J-RR	07336ABA4	3.671034%	9,268,000.00	9,268,000.00	0.00	28,352.62	0.00	0.00	28,352.62	9,268,000.00	3.40%	3.38%
K-RR*	07336ABC0	3.671034%	31,279,553.00	31,279,553.00	0.00	94,248.42	0.00	0.00	94,248.42	31,279,553.00	0.00%	0.00%
R	07336ABF3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	07336ABE6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			926,796,553.00	919,504,816.65	561,472.78	2,290,835.35	0.00	0.00	2,852,308.13	918,943,343.87

X-A	07336AAG2	0.844522%	648,757,000.00	641,465,263.65	0.00	451,443.09	0.00	0.00	451,443.09	640,903,790.87
X-B	07336AAH0	0.372618%	166,823,000.00	166,823,000.00	0.00	51,801.00	0.00	0.00	51,801.00	166,823,000.00
X-D	07336AAM9	1.671034%	12,512,000.00	12,512,000.00	0.00	17,423.32	0.00	0.00	17,423.32	12,512,000.00
Notional SubTotal			828,092,000.00	820,800,263.65	0.00	520,667.41	0.00	0.00	520,667.41	820,238,790.87

Deal Distribution Total					561,472.78	2,811,502.76	0.00	0.00	3,372,975.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07336AAA5	793.40596827	15.90799773	1.14184332	0.00000000	0.00000000	0.00000000	0.00000000	17.04984105	777.49797053
A-2	07336AAB3	1,000.00000000	0.00000000	2.44833333	0.00000000	0.00000000	0.00000000	0.00000000	2.44833333	1,000.00000000
A-3	07336AAC1	1,000.00000000	0.00000000	2.47166660	0.00000000	0.00000000	0.00000000	0.00000000	2.47166660	1,000.00000000
A-4	07336AAD9	1,000.00000000	0.00000000	2.24333331	0.00000000	0.00000000	0.00000000	0.00000000	2.24333331	1,000.00000000
A-5	07336AAE7	1,000.00000000	0.00000000	2.45500000	0.00000000	0.00000000	0.00000000	0.00000000	2.45500000	1,000.00000000
A-SB	07336AAF4	1,000.00000000	0.00000000	2.41750000	0.00000000	0.00000000	0.00000000	0.00000000	2.41750000	1,000.00000000
A-S	07336AAJ6	1,000.00000000	0.00000000	2.79166667	0.00000000	0.00000000	0.00000000	0.00000000	2.79166667	1,000.00000000
B	07336AAK3	1,000.00000000	0.00000000	2.62249988	0.00000000	0.00000000	0.00000000	0.00000000	2.62249988	1,000.00000000
C	07336AAL1	1,000.00000000	0.00000000	2.78749991	0.00000000	0.00000000	0.00000000	0.00000000	2.78749991	1,000.00000000
D	07336AAP2	1,000.00000000	0.00000000	1.66666640	0.00000000	0.00000000	0.00000000	0.00000000	1.66666640	1,000.00000000
E-RR	07336AAS6	1,000.00000000	0.00000000	3.05919516	0.00000000	0.00000000	0.00000000	0.00000000	3.05919516	1,000.00000000
F-RR	07336AAU1	1,000.00000000	0.00000000	3.05919491	0.00000000	0.00000000	0.00000000	0.00000000	3.05919491	1,000.00000000
G-RR	07336AAW7	1,000.00000000	0.00000000	3.05919536	0.00000000	0.00000000	0.00000000	0.00000000	3.05919536	1,000.00000000
H-RR	07336AAY3	1,000.00000000	0.00000000	3.05919508	0.00000000	0.00000000	0.00000000	0.00000000	3.05919508	1,000.00000000
J-RR	07336ABA4	1,000.00000000	0.00000000	3.05919508	0.00000000	0.00000000	0.00000000	0.00000000	3.05919508	1,000.00000000
K-RR	07336ABC0	1,000.00000000	0.00000000	3.01309996	0.04609529	0.19341677	0.00000000	0.00000000	3.01309996	1,000.00000000
R	07336ABF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	07336ABE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07336AAG2	988.76045060	0.00000000	0.69585853	0.00000000	0.00000000	0.00000000	0.00000000	0.69585853	987.89499130
X-B	07336AAH0	1,000.00000000	0.00000000	0.31051474	0.00000000	0.00000000	0.00000000	0.00000000	0.31051474	1,000.00000000
X-D	07336AAM9	1,000.00000000	0.00000000	1.39252877	0.00000000	0.00000000	0.00000000	0.00000000	1.39252877	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	03/01/23 - 03/30/23	30	0.00	40,301.36	0.00	40,301.36	0.00	0.00	0.00	40,301.36	0.00
A-2	03/01/23 - 03/30/23	30	0.00	242,385.00	0.00	242,385.00	0.00	0.00	0.00	242,385.00	0.00
A-3	03/01/23 - 03/30/23	30	0.00	123,583.33	0.00	123,583.33	0.00	0.00	0.00	123,583.33	0.00
A-4	03/01/23 - 03/30/23	30	0.00	358,933.33	0.00	358,933.33	0.00	0.00	0.00	358,933.33	0.00
A-5	03/01/23 - 03/30/23	30	0.00	634,003.75	0.00	634,003.75	0.00	0.00	0.00	634,003.75	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	111,717.51	0.00	111,717.51	0.00	0.00	0.00	111,717.51	0.00
X-A	03/01/23 - 03/30/23	30	0.00	451,443.09	0.00	451,443.09	0.00	0.00	0.00	451,443.09	0.00
X-B	03/01/23 - 03/30/23	30	0.00	51,801.00	0.00	51,801.00	0.00	0.00	0.00	51,801.00	0.00
X-D	03/01/23 - 03/30/23	30	0.00	17,423.32	0.00	17,423.32	0.00	0.00	0.00	17,423.32	0.00
A-S	03/01/23 - 03/30/23	30	0.00	271,668.25	0.00	271,668.25	0.00	0.00	0.00	271,668.25	0.00
B	03/01/23 - 03/30/23	30	0.00	109,373.98	0.00	109,373.98	0.00	0.00	0.00	109,373.98	0.00
C	03/01/23 - 03/30/23	30	0.00	77,500.86	0.00	77,500.86	0.00	0.00	0.00	77,500.86	0.00
D	03/01/23 - 03/30/23	30	0.00	20,853.33	0.00	20,853.33	0.00	0.00	0.00	20,853.33	0.00
E-RR	03/01/23 - 03/30/23	30	0.00	64,503.13	0.00	64,503.13	0.00	0.00	0.00	64,503.13	0.00
F-RR	03/01/23 - 03/30/23	30	0.00	53,159.63	0.00	53,159.63	0.00	0.00	0.00	53,159.63	0.00
G-RR	03/01/23 - 03/30/23	30	0.00	31,898.23	0.00	31,898.23	0.00	0.00	0.00	31,898.23	0.00
H-RR	03/01/23 - 03/30/23	30	0.00	28,352.62	0.00	28,352.62	0.00	0.00	0.00	28,352.62	0.00
J-RR	03/01/23 - 03/30/23	30	0.00	28,352.62	0.00	28,352.62	0.00	0.00	0.00	28,352.62	0.00
K-RR	03/01/23 - 03/30/23	30	4,594.10	95,690.25	0.00	95,690.25	1,441.84	0.00	0.00	94,248.42	6,049.99
Totals			4,594.10	2,812,944.59	0.00	2,812,944.59	1,441.84	0.00	0.00	2,811,502.76	6,049.99

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,372,975.54
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,824,797.66	Master Servicing Fee	3,650.04
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,076.04
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	395.90
ARD Interest	0.00	Operating Advisor Fee	1,227.28
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.79
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,824,797.66	Total Fees	11,853.05

Principal		Expenses/Reimbursements
Scheduled Principal	561,472.78	Reimbursement for Interest on Advances	1,441.84
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	561,472.78	Total Expenses/Reimbursements	1,441.84

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,811,502.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	561,472.78
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,372,975.54
Total Funds Collected	3,386,270.44	Total Funds Distributed	3,386,270.43

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	919,504,817.43	919,504,817.43	Beginning Certificate Balance	919,504,816.65
(-) Scheduled Principal Collections	561,472.78	561,472.78	(-) Principal Distributions	561,472.78
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	918,943,344.65	918,943,344.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	919,524,682.83	919,524,682.83	Ending Certificate Balance	918,943,343.87
Ending Actual Collateral Balance	918,943,344.65	918,943,344.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	7	28,702,180.48	3.12%	105	3.7846	2.411547	1.59 or less	15	261,246,936.93	28.43%	104	3.8671	1.322265
5,000,000 to 9,999,999	23	158,657,125.83	17.27%	100	4.1074	1.886750	1.60 to 1.69	3	37,047,676.35	4.03%	105	3.9629	1.606128
10,000,000 to 19,999,999	12	163,833,154.60	17.83%	99	3.8130	2.003703	1.70 to 1.79	2	13,250,000.00	1.44%	104	4.1068	1.777434
20,000,000 to 29,999,999	10	228,471,923.07	24.86%	104	3.6255	2.356568	1.80 to 1.89	3	47,412,180.48	5.16%	104	4.1607	1.812101
30,000,000 to 39,999,999	4	138,522,775.27	15.07%	91	3.4676	2.116210	1.90 to 1.99	4	22,150,000.00	2.41%	91	4.6803	1.956614
40,000,000 to 69,999,999	3	130,756,185.40	14.23%	73	3.0577	2.717315	2.00 to 2.49	19	247,277,550.89	26.91%	86	3.4133	2.280113
70,000,000 or greater	1	70,000,000.00	7.62%	104	2.6405	3.620000	2.50 to 2.99	9	142,359,000.00	15.49%	97	3.4010	2.823757
Totals	60	918,943,344.65	100.00%	96	3.5674	2.325600	3.00 to 3.99	3	78,200,000.00	8.51%	104	2.7113	3.575959
							4.00 or greater	2	70,000,000.00	7.62%	80	3.2231	4.770000
							Totals	60	918,943,344.65	100.00%	96	3.5674	2.325600
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	6	15,380,000.00	1.67%	105	3.7930	1.450000	Totals	83	918,943,344.65	100.00%	96	3.5674	2.325600
California	8	186,605,000.00	20.31%	82	2.9043	3.238759
									Property Type³
Colorado	1	5,310,000.00	0.58%	105	4.1400	2.140000
Florida	8	85,649,838.98	9.32%	100	4.0878	1.545557		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	12,933,378.50	1.41%	105	3.3256	2.420518		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	68,521,112.63	7.46%	105	4.0115	1.721442	Industrial	7	147,383,561.79	16.04%	105	3.8274	1.857569
Indiana	2	58,156,185.40	6.33%	104	3.8043	1.324016	Lodging	4	46,569,470.22	5.07%	102	4.1310	3.985764
Iowa	1	3,750,000.00	0.41%	105	4.4800	1.900000	Mixed Use	4	40,500,000.00	4.41%	72	3.9592	2.203457
Kentucky	2	11,322,000.16	1.23%	90	4.1312	2.195593	Mobile Home Park	3	5,735,724.10	0.62%	105	4.5300	1.390000
Louisiana	1	8,408,715.96	0.92%	105	3.8300	(0.590000)	Multi-Family	13	137,650,000.00	14.98%	104	3.8878	1.734762
Maryland	1	5,250,000.00	0.57%	105	3.6700	2.130000	Office	13	339,288,037.94	36.92%	86	3.0103	2.753277
Michigan	4	16,065,025.61	1.75%	105	3.8160	2.292955	Retail	23	123,354,597.35	13.42%	105	3.8119	2.004392
New Jersey	1	5,200,000.00	0.57%	44	4.5300	1.960000	Self Storage	16	78,461,953.25	8.54%	101	3.9351	2.042990
New York	13	136,020,856.95	14.80%	105	3.8823	1.763778	Totals	83	918,943,344.65	100.00%	96	3.5674	2.325600
North Carolina	1	5,350,000.00	0.58%	105	4.5400	1.800000
Ohio	4	23,995,698.49	2.61%	63	3.9718	2.689698
Pennsylvania	2	16,686,393.76	1.82%	105	3.8211	2.040708
Tennessee	3	17,325,724.80	1.89%	105	3.2100	2.410000
Texas	7	68,087,940.24	7.41%	105	3.8878	2.282482
Utah	1	7,500,000.00	0.82%	104	3.4300	2.780000
Virginia	2	25,600,473.17	2.79%	104	3.6280	1.781003
Washington	2	50,000,000.00	5.44%	70	2.9520	4.110000
Washington, DC	3	68,600,000.00	7.47%	102	3.0592	2.843673
West Virginia	1	13,125,000.00	1.43%	104	3.4560	2.220000
Wisconsin	1	4,100,000.00	0.45%	105	3.3360	3.350000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24999% or less	8	282,884,444.11	30.78%	83	2.8037	3.104164	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	17	236,405,659.21	25.73%	104	3.5976	1.982596	13 months to 24 months	59	912,021,344.49	99.25%	96	3.5614	2.326174
	3.75000% to 3.99999%	16	160,056,181.05	17.42%	99	3.8649	2.415009	25 months or greater	1	6,922,000.16	0.75%	80	4.3690	2.250000
	4.00000% to 4.24999%	10	183,861,835.27	20.01%	105	4.0992	1.623340	Totals	60	918,943,344.65	100.00%	96	3.5674	2.325600
	4.25000% to 4.49999%	2	10,672,000.16	1.16%	89	4.4080	2.127015
	4.50000% to 4.74999%	4	23,886,611.74	2.60%	92	4.5577	1.570913
	4.75000% or greater	3	21,176,613.11	2.30%	89	5.0280	2.127223
	Totals	60	918,943,344.65	100.00%	96	3.5674	2.325600
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	83 months or less	7	154,172,000.16	16.78%	54	3.0292	2.978342	Interest Only	35	581,849,000.00	63.32%	91	3.3835	2.741474
84 months to 115 months		53	764,771,344.49	83.22%	104	3.6760	2.194012	273 months or less	2	47,678,185.56	5.19%	101	3.8313	1.463567
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	274 months to 355 months	23	289,416,159.09	31.49%	105	3.8937	1.631527
	Totals	60	918,943,344.65	100.00%	96	3.5674	2.325600	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	918,943,344.65	100.00%	96	3.5674	2.325600
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	205,564,000.00	22.37%	95	3.4724	2.753511			No outstanding loans in this group
	12 months or less	53	713,379,344.65	77.63%	96	3.5948	2.202295
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	918,943,344.65	100.00%	96	3.5674	2.325600
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A3	30320694	OF	San Jose	CA	Actual/360	2.494%	85,921.67	0.00	0.00	12/06/26	04/06/32	--	40,000,000.00	40,000,000.00	04/06/23
1A4	30320695				Actual/360	2.494%	64,441.25	0.00	0.00	12/06/26	04/06/32	--	30,000,000.00	30,000,000.00	04/06/23
2A1	30320696	OF	Los Angeles	CA	Actual/360	2.640%	159,163.47	0.00	0.00	N/A	12/06/31	--	70,000,000.00	70,000,000.00	04/06/23
3A2	30320700	OF	Washington	DC	Actual/360	3.002%	90,492.01	0.00	0.00	N/A	10/01/31	--	35,000,000.00	35,000,000.00	04/01/23
3A3	30320701				Actual/360	3.002%	64,637.15	0.00	0.00	N/A	10/01/31	--	25,000,000.00	25,000,000.00	04/01/23
4	30320702	IN	Chicago	IL	Actual/360	4.025%	119,825.21	49,115.79	0.00	N/A	01/06/32	--	34,571,891.06	34,522,775.27	04/06/23
5	30320703	IN	Chicago	IL	Actual/360	4.025%	63,580.73	26,061.43	0.00	N/A	01/06/32	--	18,344,268.79	18,318,207.36	04/06/23
6A1-1	30320704	OF	Bellevue	WA	Actual/360	2.952%	127,100.00	0.00	0.00	N/A	02/06/29	--	50,000,000.00	50,000,000.00	04/06/23
7	30320705	IN	Jeffersonville	IN	Actual/360	3.740%	131,855.69	185,723.76	0.00	N/A	12/06/31	--	40,941,909.16	40,756,185.40	04/06/23
8	30320706	MF	Bronx	NY	Actual/360	4.140%	139,035.00	0.00	0.00	N/A	12/06/31	--	39,000,000.00	39,000,000.00	04/06/23
9A1	30508418	IN	Brownsville	TX	Actual/360	3.683%	63,429.44	0.00	0.00	N/A	02/06/32	--	20,000,000.00	20,000,000.00	04/06/23
9A2	30508419				Actual/360	3.683%	41,229.14	0.00	0.00	N/A	02/06/32	--	13,000,000.00	13,000,000.00	04/06/23
10	30320709	Various Various		Various	Actual/360	4.140%	105,524.00	0.00	0.00	N/A	01/06/32	--	29,600,000.00	29,600,000.00	04/06/23
11	30507939	OF	Jacksonville	FL	Actual/360	3.587%	81,874.40	41,704.00	0.00	N/A	10/05/31	--	26,506,817.44	26,465,113.44	04/05/23
12	30320711	MF	Brooklyn	NY	Actual/360	3.663%	73,168.61	0.00	0.00	N/A	11/01/31	--	23,200,000.00	23,200,000.00	04/01/23
13A1	30320712	OF	Herndon	VA	Actual/360	3.600%	66,619.02	33,402.96	0.00	N/A	12/06/31	--	21,490,006.13	21,456,603.17	04/06/23
14	30320714	SS	Various	Various	Actual/360	3.210%	58,679.52	47,580.55	0.00	N/A	01/01/32	--	21,228,646.16	21,181,065.61	04/01/23
15	30320715	OF	Miami	FL	Actual/360	4.035%	73,309.92	29,768.67	0.00	N/A	02/01/32	--	21,098,909.52	21,069,140.85	04/01/23
16	30320716	MF	New York	NY	Actual/360	3.360%	59,313.33	0.00	0.00	N/A	01/01/32	--	20,500,000.00	20,500,000.00	04/01/23
17	30320717	LO	San Luis Obispo	CA	Actual/360	3.901%	67,183.89	0.00	0.00	N/A	02/01/32	--	20,000,000.00	20,000,000.00	04/01/23
18	30320718	MF	Indianapolis	IN	Actual/360	3.955%	59,259.08	0.00	0.00	N/A	12/06/31	--	17,400,000.00	17,400,000.00	04/06/23
19	30508095	MU	Reynoldsburg	OH	Actual/360	3.904%	55,469.33	0.00	0.00	N/A	11/05/26	--	16,500,000.00	16,500,000.00	04/05/23
20	30320720	SS	Various	AL	Actual/360	3.793%	50,234.07	0.00	0.00	N/A	01/06/32	--	15,380,000.00	15,380,000.00	04/06/23
21	30320721	MU	Brooklyn	NY	Actual/360	3.791%	43,254.26	0.00	0.00	N/A	02/01/32	--	13,250,000.00	13,250,000.00	04/01/23
22	30320722	RT	Martinsburg	WV	Actual/360	3.456%	39,060.00	0.00	0.00	N/A	12/06/31	--	13,125,000.00	13,125,000.00	04/06/23
23	30320723	LO	Middletown	NY	Actual/360	3.808%	40,133.12	18,168.49	0.00	N/A	01/06/32	--	12,239,025.44	12,220,856.95	04/06/23
24	30320724	RT	Doraville	GA	Actual/360	3.240%	32,706.70	19,452.22	0.00	N/A	01/01/32	--	11,722,830.72	11,703,378.50	04/01/23
25	30508375	RT	Houston	TX	Actual/360	4.040%	39,547.36	16,100.65	0.00	N/A	01/06/32	--	11,367,812.44	11,351,711.79	04/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30508350	RT	Various	Various	Actual/360	3.773%	37,635.10	0.00	0.00	N/A	01/06/32	--	11,584,000.00	11,584,000.00	04/06/23
27	30320727	MF	Brooklyn	NY	Actual/360	4.190%	36,080.56	0.00	0.00	N/A	02/06/32	--	10,000,000.00	10,000,000.00	04/06/23
28	30320728	IN	King of Prussia	PA	Actual/360	3.925%	31,505.23	12,819.77	0.00	N/A	01/06/32	--	9,321,456.33	9,308,636.56	04/06/23
29	30320729	RT	Dunedin	FL	Actual/360	3.823%	28,689.00	12,897.82	0.00	N/A	01/06/32	--	8,714,688.92	8,701,791.10	04/06/23
30	30320730	OF	Washington	DC	Actual/360	3.455%	25,586.19	0.00	0.00	N/A	11/05/31	--	8,600,000.00	8,600,000.00	03/04/23
31	30320731	RT	Baton Rouge	LA	Actual/360	3.830%	27,773.46	12,445.88	0.00	N/A	01/01/32	--	8,421,161.84	8,408,715.96	04/01/23
32	30320732	SS	Lynn Haven	FL	Actual/360	5.160%	36,435.33	0.00	0.00	N/A	01/06/32	--	8,200,000.00	8,200,000.00	04/06/23
33	30320733	MF	Los Angeles	CA	Actual/360	3.535%	24,656.63	0.00	0.00	N/A	02/06/32	--	8,100,000.00	8,100,000.00	04/06/23
34	30320734	SS	Midlothian	TX	Actual/360	4.610%	30,211.38	9,564.89	0.00	N/A	01/06/32	--	7,610,452.53	7,600,887.64	04/06/23
35	30320735	SS	Livonia	MI	Actual/360	3.698%	24,519.79	0.00	0.00	N/A	01/06/32	--	7,700,000.00	7,700,000.00	04/06/23
36	30320736	MF	Los Banos	CA	Actual/360	4.191%	27,788.66	0.00	0.00	N/A	12/01/31	--	7,700,000.00	7,700,000.00	04/01/23
37	30320737	LO	Punta Gorda	FL	Actual/360	5.060%	32,396.29	8,465.10	0.00	N/A	01/06/32	--	7,435,078.21	7,426,613.11	04/06/23
38	30320738	IN	Norristown	PA	Actual/360	3.690%	23,478.51	11,230.17	0.00	N/A	01/06/32	--	7,388,987.37	7,377,757.20	04/06/23
39	30320739	SS	Ogden	UT	Actual/360	3.430%	22,152.08	0.00	0.00	N/A	12/06/31	--	7,500,000.00	7,500,000.00	04/06/23
40	30320740	MF	New York	NY	Actual/360	4.240%	26,653.11	0.00	0.00	N/A	02/06/32	--	7,300,000.00	7,300,000.00	04/06/23
41	30504414	LO	Florence	KY	Actual/360	4.369%	26,098.47	15,033.26	0.00	N/A	12/06/29	--	6,937,033.42	6,922,000.16	04/06/23
42	30320742	MH	Various	Various	Actual/360	4.530%	22,402.75	7,342.71	0.00	N/A	01/06/32	--	5,743,066.81	5,735,724.10	04/06/23
43	30320743	SS	Gulf Breeze	FL	Actual/360	4.790%	22,892.21	0.00	0.00	N/A	01/06/27	--	5,550,000.00	5,550,000.00	04/06/23
44	30320744	MU	Brooklyn	NY	Actual/360	3.990%	19,068.88	0.00	0.00	N/A	01/06/32	--	5,550,000.00	5,550,000.00	04/06/23
45	30320745	SS	Leland	NC	Actual/360	4.540%	20,915.53	0.00	0.00	N/A	01/06/32	--	5,350,000.00	5,350,000.00	04/06/23
46	30320746	RT	Waldorf	MD	Actual/360	3.670%	16,591.46	0.00	0.00	N/A	01/06/32	--	5,250,000.00	5,250,000.00	04/06/23
47	30320747	MU	Sicklerville	NJ	Actual/360	4.530%	20,284.33	0.00	0.00	N/A	12/06/26	--	5,200,000.00	5,200,000.00	04/06/23
48	30320748	RT	Ocoee	FL	Actual/360	3.655%	16,287.59	0.00	0.00	N/A	12/06/31	--	5,175,000.00	5,175,000.00	04/06/23
49	30320749	RT	Bronx	NY	Actual/360	4.200%	18,083.33	0.00	0.00	N/A	01/06/32	--	5,000,000.00	5,000,000.00	04/06/23
50	30320750	RT	Longview	TX	Actual/360	3.951%	17,011.25	0.00	0.00	N/A	01/06/32	--	5,000,000.00	5,000,000.00	04/06/23
51	30320751	RT	Fairlawn	OH	Actual/360	3.992%	16,637.77	0.00	0.00	N/A	02/06/32	--	4,840,000.00	4,840,000.00	04/06/23
52	30320752	MF	Cameron Park	CA	Actual/360	3.880%	14,867.94	0.00	0.00	N/A	01/06/32	--	4,450,000.00	4,450,000.00	04/06/23
53	30320753	RT	Frankfort	KY	Actual/360	3.757%	14,234.86	0.00	0.00	N/A	01/06/32	--	4,400,000.00	4,400,000.00	04/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
54	30320754	RT	Saint Clair Shores	MI	Actual/360	3.295%	11,633.18	0.00	0.00	N/A	01/06/32	--	4,100,000.00	4,100,000.00	04/06/23
55	30320755	IN	La Crosse	WI	Actual/360	3.336%	11,777.93	0.00	0.00	N/A	01/06/32	--	4,100,000.00	4,100,000.00	04/06/23
56	30320756	RT	Dubuque	IA	Actual/360	4.480%	14,466.67	0.00	0.00	N/A	01/06/32	--	3,750,000.00	3,750,000.00	04/06/23
57	30508369	OF	Santa Rosa Beach	FL	Actual/360	3.762%	9,934.82	4,594.66	0.00	N/A	01/06/32	--	3,066,775.14	3,062,180.48	04/06/23
Totals							2,824,797.66	561,472.78	0.00				919,504,817.43	918,943,344.65
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A3	0.00	31,259,645.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	0.00	31,259,645.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	20,239,014.87	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	13,443,542.67	18,238,033.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	13,443,542.67	18,238,033.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	3,297,819.90	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	1,749,946.07	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-1	0.00	34,294,909.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	5,314,205.80	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	5,564,774.13	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	0.00	3,690,380.41	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	0.00	3,690,380.41	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	2,459,801.13	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	2,358,783.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,330,606.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	0.00	3,483,261.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	3,112,017.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,264,561.36	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,512,800.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	5,725,230.70	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	931,497.64	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	1,967,435.03	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	819,148.27	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	1,174,881.75	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	1,597,516.15	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	1,674,072.73	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	1,125,200.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	2,950,228.32	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	645,933.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	948,931.93	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	867,857.32	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	853,882.02	01/01/22	09/30/22	--	0.00	0.00	25,567.68	25,567.68	0.00	0.00
31	0.00	(190,952.32)	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	866,119.82	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	682,395.98	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	628,135.13	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	703,822.62	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	600,758.66	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	5,866.90	0.00
37	0.00	1,222,608.46	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	691,091.01	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	736,073.08	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	401,956.01	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	1,241,260.88	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	505,783.27	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	601,646.30	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	399,202.80	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	449,164.41	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	417,000.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	477,425.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	515,007.40	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	434,979.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	414,197.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	470,244.96	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	373,205.07	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	353,128.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	0.00	436,643.64	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	506,800.80	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	341,724.98	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	341,552.91	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	26,887,085.34	228,261,412.17				0.00	0.00	25,567.68	25,567.68	5,866.90	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567446%	3.552475%	96
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567583%	3.552614%	97
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567751%	3.552782%	98
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567886%	3.552919%	99
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.568016%	3.553050%	100
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.568156%	3.553191%	101
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.568284%	3.553321%	102
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.568422%	3.553460%	103
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.568550%	3.553589%	104
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.568676%	3.553717%	105
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.568812%	3.553854%	106
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.568938%	3.553981%	107
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
30	30320730	03/04/23	0	B	25,567.68	25,567.68	0.00	8,600,000.00
Totals					25,567.68	25,567.68	0.00	8,600,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		27,250,000	27,250,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		891,693,345	891,693,345		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	918,943,345	918,943,345	0	0	0	0
Mar-23	919,504,817	919,504,817	0	0	0	0
Feb-23	920,155,393	920,155,393	0	0	0	0
Jan-23	920,712,915	920,712,915	0	0	0	0
Dec-22	921,255,941	921,255,941	0	0	0	0
Nov-22	921,826,672	921,826,672	0	0	0	0
Oct-22	922,366,074	922,366,074	0	0	0	0
Sep-22	922,933,309	922,933,309	0	0	0	0
Aug-22	923,469,112	923,469,112	0	0	0	0
Jul-22	924,003,172	924,003,172	0	0	0	0
Jun-22	924,565,254	924,565,254	0	0	0	0
May-22	925,095,748	925,095,748	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	147.15	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	789.97	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	314.33	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	178.18	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.21	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,441.84	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,441.84

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29